Revenue from contracts with customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 1,371	$ 1,137	$ 3,083	$ 2,546	$ 6,279	$ 5,160
DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	1,371	1,137	3,083	2,546
Revenue recognized over the time
Disaggregation of Revenue [Line Items]
Total revenue, net					6,090	4,688
Revenue recognized over the time | DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	1,296	1,099	2,957	2,484
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue, net					189	472
Revenue recognized at a point in time | DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	75	38	126	62
QCaaS
Disaggregation of Revenue [Line Items]
Total revenue, net					4,424	4,313
QCaaS | DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	1,176	961	2,560	2,083
Professional services
Disaggregation of Revenue [Line Items]
Total revenue, net					1,786	426
Professional services | DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	156	158	464	429
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue, net					$ 69	$ 421
Other revenue | DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 39	$ 18	$ 59	$ 34